As filed with the Securities and Exchange Commission on July 10, 2009.

                                                     Registration No. 333-148426
                                                              File No. 811-08260

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 [x]

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 9

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
                          Amendment No. 37         [x]

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          CUNA MUTUAL INSURANCE SOCIETY
                               (Name of Depositor)
                                2000 Heritage Way
                               Waverly, Iowa 50677
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (319) 352-4090

                             Kerry A. Jung, Esquire
                          CUNA Mutual Insurance Society
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

| | immediately upon filing pursuant to paragraph (a) of Rule 485. |X| on July 10, 2009 pursuant to paragraph (b) of Rule 485.
| | 60 days after filing pursuant to paragraph (a)(i) of Rule 485. | | on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:
| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Units of interest in a Variable Account under individual flexible premium deferred variable annuity contracts.

Except as amended by this filing, the prospectus and statement of additional information filed in Post-Effective Amendment No. 7 on April 27, 2009 are incorporated into this Post-Effective Amendment No. 8.

                          CUNA MUTUAL INSURANCE SOCIETY
                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT

                                   SUPPLEMENT
                               Dated July 10, 2009

                                       TO

                         MEMBERS(R) VARIABLE ANNUITY III

          Prospectus dated May 1, 2009, as supplemented on July 1, 2009

The Joint Annuitants table under "OPTIONAL BENEFIT RIDERS, Income Protector, Features of the Income Later Option, Amount of your GALWA" is deleted and replaced with the following:

---------------------------------------------------------------------
       Joint Annuitants - Attained Age of Younger Annuitant(1)
---------------------------------------------------------------------
    Age         55-58      59-64      65-69      70-79      80+
---------------------------------------------------------------------
Percentage        3         3.5         4         4.5        5
---------------------------------------------------------------------

10001021-0709

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements. All required financial statements are included in Part B of this registration statement.

(b)  Exhibits
        1.(A) Resolution of the board of directors of CUNA Mutual Insurance Society establishing CUNA Mutual Variable Annuity Account ("Registrant"). Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

          (B) Certified resolution of the board of directors of CUNA Mutual Insurance Society approving the merger between CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

        2.     Not Applicable.

        3.(A) Amended and Restated Distribution Agreement Between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

          (B) Amended and Restated Servicing Agreement related to the Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference on initial registration statement to Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

          (C) Form of Selling and Services Agreement. Incorporated herein by reference to Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

     4.(A)(i) Variable Annuity Contract. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

         (ii) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment 5 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 26, 2006.

        (iii) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment 3 to Form N-4 registration statement (File no. 333-116426) with the Commission on November 15, 2005.

         (iv) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment 9 to Form N-4 registration statement (File no. 333-116426) with the Commission on September 14, 2007.

          (v) Variable Annuity Contract. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (B)(i) Fixed Account Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

         (ii) Fixed Account Endorsement. Form 2006-VAFIXED. Incorporated herein by reference to post-effective amendment 5 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 26, 2006.

        (iii) Fixed Account Endorsement. Form No. 2006-VAFIXED. Incorporated herein by reference to initial registration statement to Form N-4 registration statement (File No. 333-148426) filed with the Commission on January 2, 2008.

       (C)(i) Loan Account Endorsement. Form No. 2004-VALOAN. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

         (ii) Loan Account Endorsement. Form No. 2004-VALOAN. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (D)(i) Additional Income Option Endorsement. Form No. 2004-VAIO. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

         (ii) Additional Income Option Endorsement. Form No. 2004-VAIO. Incorporated herein by reference on initial registration statement to Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (E)(i) 3% Annual Guarantee Death Benefit Rider. Form No. 2004-3AG-RV1. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

         (ii) 3% Annual Guarantee Death Benefit Rider. Form No. 2004-3AG-RV1. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (F)(i) Earnings Enhanced Death Benefit Rider. Form No. 2004-EE-RVI. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

         (ii) Earnings Enhanced Death Benefit Rider. Form No. 2004-EE-RVI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (G)(i) Maximum Anniversary Value Death Benefit Rider. Form No. 2004-MAV-RVI. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement
               (File No. 333-116426) with the Commission on September 8, 2004.

         (ii) Maximum Anniversary Value Death Benefit Rider. Form No. 2004-MAV-RVI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (H)(i) Change of Annuitant Endorsement. Form 2006-COA. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

         (ii) Change of Annuitant Endorsement. Form 2006-COA. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (I)(i) Income Payment Endorsement. Form No. 2004-IPI . Incorporated herein by reference to post-effective amendment 2 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 28, 2005.

         (ii) Income Payment Endorsement. Form No. 2004-IPI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (J)(i) Guaranteed Minimum Withdrawal Benefit Rider. Form No. 2006-GMWB-RV1. Incorporated herein by reference to post-effective amendment 3 to Form N-4 registration statement (File No. 333-116426) with the Commission on November 15, 2005.

         (ii) Guaranteed Minimum Withdrawal Benefit Rider. Form No. 2006-GMWB-RV1. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

        (iii) Guaranteed Minimum Withdrawal Benefit Rider. Form No. 2007-GMWB. Incorporated herein by reference to post-effective amendment 9 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

         (iv) Guaranteed Minimum Withdrawal Benefit Rider. Form No. 2007-GMWB. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (K)(i) Guaranteed Minimum Accumulation Benefit Rider. Incorporated herein by reference to post-effective amendment 3 to Form N-4 registration statement (File No. 333-116426) with the Commission on November 15, 2005.

         (ii) Guaranteed Minimum Accumulation Benefit Rider. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

        (iii) Guaranteed Minimum Accumulation Benefit Rider. Form No. 2006-GMAB-RVI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (iv) Guaranteed Minimum Accumulation Benefit Rider with 7-Year Benefit Period. Form No. 2008-GMAB-7. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

          (v) Guaranteed Minimum Accumulation Benefit Rider with 10-Year Benefit Period. Form No. 2008-GMAB-10. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

       (L)(i) Spouse Beneficiary Death Benefit Rider. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

         (ii)      Spouse Beneficiary Death Benefit Rider. Form No. 2006-SPDB-
                   RVI.

                   Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (M)(i) Guaranteed Minimum Withdrawal Benefit Rider with Maximum Anniversary Value Death Benefit. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

         (ii) Guaranteed Minimum Withdrawal Benefit Rider with Maximum Anniversary Value Death Benefit. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (N)(i) Guaranteed Minimum Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

         (ii) Guaranteed Minimum Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (O)(i) Purchase Payment Credit Benefit Endorsement. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

         (ii) Purchase Payment Credit Benefit Endorsement. Form No. 2007-PPC Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

        (iii) Purchase Payment Credit Benefit Endorsement. Form No. 2009-PPC. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

       (P)(i) Spousal Continuation Endorsement. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

         (ii) Spousal Continuation Endorsement. Form No. 2006-SPContinue. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (Q)(i) Change of Annuitant Endorsement. Incorporated herein by reference to post-effective amendment 8 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 27, 2007.

         (ii) Change of Annuitant Endorsement. Form No. 2006-COA. Incorporated herein by reference to initial registration statement Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (R)(i) Roth IRA Endorsement. Incorporated herein by reference to post-effective amendment 8 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 27, 2007.

         (ii) Roth IRA Endorsement. Form No. 2006-VA-Roth. Incorporated herein by reference to initial registration statement Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (S)(i) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit - Data Page. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

         (ii) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit - Data Page, Form DP-2007-VA-PPC. Incorporated herein by reference to initial registration statement Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (T)(i) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit Endorsement. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

         (ii) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit Endorsement. Incorporated herein by reference to initial registration statement Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (U)(i) Income Later - Guaranteed Lifetime Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Form No. 2008-ILGLWB-MG. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

         (ii) Income Later - Guaranteed Lifetime Withdrawal Benefit Rider. Form No. 2008-ILGLWB. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

        (iii) Income Later - Guaranteed Lifetime Withdrawal Benefit Rider. Form No. 2009-ILGLWB. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (iv) Income Later - Guaranteed Lifetime Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Form No.
                   2009-ILGLWB-MG. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

       (V)(i) Income Now - Guaranteed Lifetime Withdrawal Benefit Rider. Form No. 2008-INGLWB. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

         (ii) Income Now - Guaranteed Lifetime Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Form No.
                   2008-INGLWB-MG. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

        (iii) Income Now - Guaranteed Lifetime Withdrawal Benefit Rider. Form No. 2009-INGLWB. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (iv) Income Now - Guaranteed Lifetime Withdrawal Benefit Rider with Minimum Guarantee Benefit. Form No. 2009-INGLWB-MG.
                   Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

     5.(A)(i) Variable Annuity Application. Incorporated herein by reference to Form N-4 post-effective amendment no. 2 (File No. 333-148426) filed with the Commission on August 25, 2008.

         (ii) Variable Annuity Application. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

        (iii) Variable Annuity Application. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

        6.(A) Certificate of Existence of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

          (B) Amended and Restated Articles of Incorporation of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

          (C) Amended and Restated Bylaws of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     7.        Not Applicable.

     8.(A)(i) Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated September 22, 2008. Filed herewith.

         (ii) Rule 22c-2 Shareholder Information Agreement between Ultra Series Fund and CUNA Mutual Insurance Society dated October 16, 2006. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       (B)(i) Participation Agreement between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and the CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

         (ii) Participation Agreement Amendment 1, between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and the CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

        (iii) Selling Agreement between Allianz Global Investors Distributors LLC and CUNA Brokerage Services, Inc., effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

         (iv) Services Agreement between Allianz Global Investors Distributors LLC and CUNA Brokerage Services, Inc., effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

       (C)(i)  Participation Agreement between AIM Variable Insurance Funds, AIM

               Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated October 1, 2002. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

         (ii) Amendment No. 1 between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., effective May 1, 2004. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

        (iii) Amendment No. 2 to the Participation Agreement between AIM Investments and the CUNA Mutual Insurance Society dated March 19, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

         (iv) Distribution Agreement between CUNA Brokerage Services, Inc., and Invesco Aim Distributors, Inc., dated April 9, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          (v) Rule 22c-2 Shareholder Information Agreement between AIM Investment Services, Inc. and CUNA Mutual Insurance Society effective October 16, 2006. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

       (D)(i) Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and the CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

         (ii) Amendment to Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and the CUNA Mutual Insurance Society dated June 15, 2008. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

       (E)(i) Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company, dated February 20, 1997. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

         (ii) Amendment No. 1 between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company, effective September 21, 1999. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

        (iii) Amendment No. 2 to the Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Life Insurance Company, effective October 1, 2002. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

         (iv) Amendment No. 3 to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Panorama Series Fund, Inc. and CUNA Mutual Life Insurance Company, effective July 31, 2005. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

          (v) Fourth Amendment to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Insurance Society Company, effective December 31, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

         (vi) Fifth Amendment to Participation Agreement between OppenheimerFunds, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CUNA Mutual Insurance Society effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

        (vii) Sixth Amendment to Participation Agreement between OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CUNA Mutual Insurance Society effective July 8, 2008. Incorporated herein by reference to Form N-4 post-effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

       (viii) Shareholder Information Agreement between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and CUNA Brokerage Services, Inc. effective September 25, 2006. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

       (F)(i) Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated May 1, 2004. Incorporated by reference to post-effective amendment No. 1 on Form N-4
               (File No. 333-148422) filed with the Commission on April 25,
               2008.

         (ii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated May 3, 2004. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

        (iii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated June 5, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

         (iv) Amendment No. 3 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc., effective December 31, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

          (v) Amendment No. 4 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

         (vi) Rule 22c-2 Shareholder Information Agreement between Franklin Templeton Distributors, Inc. and CUNA Mutual Life Insurance Company dated April 16, 2007. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

          (G) Administrative Services Agreement between CUNA Mutual Life Insurance Society and AIM Advisors, Inc. dated October 1, 2002. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

       (H)(i) Administrative Services Agreement between Franklin Templeton Services, LLC and CUNA Mutual Insurance Society dated March 31, 2008. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (ii) Amendment No. 1 to Administrative Services Agreement between Franklin Templeton Services, LLC and CUNA Mutual Insurance Society dated September 10, 2008. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

       (I)(i) Administrative Services Letter Agreement between Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management and CUNA Mutual Insurance Society dated January 1, 2009. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (ii) Shareholder Services Agreement between Van Kampen Funds, Inc., and CUNA Mutual Insurance Society dated May 1, 2008. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

          (J) Services Agreement between Pacific Investment Management Company LLC ("PIMCO") and CUNA Mutual Insurance Society effective May 1, 2008. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

          (K) Services Letter Agreement between CUNA Mutual Insurance Society and Mosaic Funds Distributor, LLC dated June 30, 2009. Filed herewith.

     9. Opinion and Counsel from Pamela M. Krill, Esquire. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

     10.  (i)      Deloitte & Touche LLP Consent (Filed Herewith)

         (ii)      KPMG LLP Consent (Filed Herewith)

        (iii)      Ernst & Young LLP Consent (Filed Herewith)

     11.       Not applicable.

     12.       Not applicable.

     13. Powers of Attorney. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.
       A.           Power Attorney (Eldon R. Arnold).
       B.           Power Attorney (Loretta M. Burd).
       C.           Power Attorney (William B. Eckhardt).
       D.           Power Attorney (Joseph J. Gasper, Jr.).
       E.           Power Attorney (Bert J. Hash, Jr.).
       F.           Power Attorney (Robert J. Marzec).
       G.           Power Attorney (Victoria W. Miller).
       H.           Power Attorney (C. Alan Peppers).
       I.           Power Attorney (Jeff Post).
       J.           Power Attorney (Randy M. Smith).
       K.           Power Attorney (Farouk D. G. Wang).
       L.           Power Attorney (Larry T. Wilson).
       M.           Power Attorney (James W. Zilinski).

        ITEM 25. DIRECTORS AND OFFICERS OF CUNA MUTUAL INSURANCE SOCIETY

NAME AND PRINCIPAL BUSINESS ADDRESS               POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------               -------------------------------------
Eldon R. Arnold                                   Director
5401 West Dirksen Pkwy
Peoria, IL 61607

Loretta M. Burd                                   Director
1430 National Road
Columbus, IN 47201

William B. Eckhardt                               Director
4000 Credit Union Drive, #600
Anchorage, AK 99503

Joseph J. Gasper, Jr.                             Director & Vice Chairman of the Board
5525 Parkcenter Circle
Dublin, OH 73017

Bert J. Hash, Jr.                                 Director
7 East Redwood Street, 17th Floor
Baltimore, MD 21202

Robert J. Marzec                                  Director
Retired

Victoria W. Miller                                Director
One CNN Center
Atlanta, GA 30303

C. Alan Peppers                                   Director & Chairman of the Board
3700 East Alameda Avenue
Denver, CO 80209

Jeff Post                                         Director
5910 Mineral Point Road
Madison, WI 53705

Randy M. Smith                                    Director
1 Randolph Brooks Parkway
Live Oak, TX 78223

Farouk D.G. Wang                                  Director
2525 Maile Way
Honolulu, HI 96822

Larry T. Wilson                                   Director
1000 Saint Albans Drive
Raleigh, NC 27609

James W. Zilinski                                 Director
700 South Street
Pittsfield, MA 01201

EXECUTIVE OFFICERS
David P. Marks*                            CUNA Mutual Insurance Society
                                           Executive Vice President and Chief Investment Officer

Gerald Pavelich*                           CUNA Mutual Insurance Society
                                           Executive Vice President and Chief Finance Officer

Andy Napoli                                CUNA Mutual Insurance Society
                                           Executive Vice President and Chief Administration Officer

Jeff Post*                                 CUNA Mutual Insurance Society
                                           President and Chief Executive Officer

Robert N. Trunzo*                          CUNA Mutual Insurance Society
                                           Executive Vice President and Chief Operating Officer

* Principal place of business is 5910 Mineral Point Road, Madison, WI 53705.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a segregated asset account of CUNA Mutual Insurance Society and is therefore owned and controlled by the CUNA Mutual Insurance Society. The CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the CUNA Mutual Insurance Society and may be considered to be under common control with the registrant or the CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                          CUNA Mutual Insurance Society
                     Organizational Chart As Of June 1, 2009

CUNA MUTUAL INSURANCE SOCIETY
STATE OF DOMICILE: IOWA

CUNA MUTUAL INSURANCE SOCIETY, EITHER DIRECTLY OR INDIRECTLY, IS THE CONTROLLING COMPANY OF THE FOLLOWING WHOLLY-OWNED SUBSIDIARIES:

1.  CUNA Mutual Investment Corporation
    State of domicile: Wisconsin

    CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

    a.  CUMIS Insurance Society, Inc.
        State of domicile: Iowa

        CUMIS Insurance Society, Inc. is the owner of the following subsidiary:

        (1) CUMIS Specialty Insurance Company, Inc.
            State of domicile: Iowa

    b.  CUNA Brokerage Services, Inc.
        State of domicile: Wisconsin

    c.  CUNA Mutual General Agency of Texas, Inc.
        State of domicile: Texas

    d.  MEMBERS Life Insurance Company
        State of domicile: Iowa

    e.  International Commons, Inc.
        State of domicile: Wisconsin

    f.  CUNA Mutual Insurance Agency, Inc.
        State of domicile: Wisconsin

    g.  Stewart Associates Incorporated
        State of domicile: Wisconsin

    h.  CUNA Mutual Business Services, Inc.
        State of domicile: Wisconsin

    i.  Lending Call Center Services, LLC
        State of domicile: Delaware

    j.  MEMBERS Capital Advisors, Inc.
        State of domicile: Iowa
        MEMBERS Capital Advisors, Inc. is the investment adviser to Registrant

    k.  CMG Co-Investment Fund GP, Inc., General Partner
        State of domicile: Delaware

    l.  CMG Student Lending Services, LLC
        State of domicile: Delaware

2.  CUNA Caribbean Insurance Society Limited
    Country of domicile: Trinidad and Tobago

    CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

    a.  CUNA Caribbean Insurance Services Limited
        Country of domicile: Trinidad and Tobago

3.  CUNA Mutual Australia Holding Company Pty. Ltd.
    Country of domicile: Australia

    CUNA Mutual Australia Holding Company Pty. Ltd. is the owner of the following subsidiaries:

    a.  CUNA Mutual Life Australia, Limited
        Country of domicile: Australia

    b.  CUNA Mutual Australia, Ltd.
        Country of domicile: Australia

    CUNA Mutual Australia Ltd. is the owner of the following subsidiaries:

        (1) CUNA Mutual Insurance Brokers Pty Ltd.
            Country of domicile: Australia

        (2) CUNA Mutual Technology Services Australia Pty Ltd.
            Country of domicile: Australia

        (3) CUNA Mutual Underwriting [Agencies] Pty Ltd.
            Country of domicile: Australia

4.  CUNA Mutual Group Holdings Europe, Ltd.
    Country of domicile: Ireland

    CUNA Mutual Group Holdings Europe, Ltd. is the owner of the following subsidiaries:

    a.  CUNA Mutual Group Services (Ireland) Limited
        Country of domicile: Ireland

    b.  CUNA Mutual Life Assurance (Europe), Limited
        Country of domicile: Ireland

    c.  CUNA Mutual Insurance (Europe) Limited
        (was CUNA Mutual General Risk Services (Ireland) Limited)
        Country of domicile: Ireland

    d.  CUNA Mutual Group, Limited
        Country of domicile: United Kingdom

5.  CUMIS Bermuda Limited
    Country of domicile: Bermuda

6.  6834 Hollywood Boulevard, LLC
    State of domicile: Delaware

7.  CMIA Wisconsin, Inc.
    State of domicile: Wisconsin

    CMIA Wisconsin, Inc. is the owner of the following subsidiary:

    a.  League Insurance Agency, Inc.
        State of domicile: Connecticut

        League Insurance Agency, Inc. is the owner of the following subsidiary:

        (1) Member Protection Insurance Plans, Inc.
            State of domicile: Connecticut

CUNA MUTUAL INSURANCE SOCIETY, EITHER DIRECTLY OR THROUGH A WHOLLY-OWNED SUBSIDIARY, HAS A PARTIAL OWNERSHIP INTEREST IN THE FOLLOWING:

1.  The CUMIS Group Limited
    87.4% ownership by CUNA Mutual Insurance Society
    Country of domicile: Canada

    The CUMIS Group Limited is the owner of the following subsidiaries:

    a.  CUMIS Life Insurance Company
        Country of domicile: Canada

    b.  CUMIS General Insurance Company
        Country of domicile: Canada

    The CUMIS Group Limited is the 50% owner of the following companies:

    a.  Credential Financial, Inc.
        Country of domicile: Canada

    b.  CUIS Brokerage Services Limited
        Country of domicile: Canada

        (1) WESTCU Insurance Services Limited
            Country of domicile: Canada

        (2) North Shore Insurance Services Ltd.
            Country of domicile: Canada

        (3) Integris Insurance Services Ltd.
            Country of domicile: British Columbia

        (4) Interior Savings Insurance Services, Inc.
            Country of domicile: Canada

        (5) Valley First Insurance Services Ltd.
            Country of domicile: Canada

        (6) Coastal Community Insurance Agencies Ltd.
            Country of domicile: British Columbia

2.  Lenders Protection, LLC
    50% ownership by CUNA Mutual Insurance Society
    State of domicile: Delaware

3.  MEMBERS Development Company, LLC
    49% ownership by CUNA Mutual Investment Corporation
    State of domicile: Wisconsin

    MEMBERS Development Company, LLC, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

    a.  Brightleaf Financial Network, LLC
        State of domicile: Wisconsin

    b.  Procura, LLC
        State of domicile: California

4.  MEMBERS Trust Company
    16.4% ownership by CUNA Mutual Insurance Society
    State of domicile: Florida

5.  CMG Mortgage Insurance Company
    50% ownership by CUNA Mutual Investment Corporation
    State of domicile: Wisconsin

6.  CMG Mortgage Assurance Company
    50% ownership by CUNA Mutual Investment Corporation
    State of domicile: Wisconsin

7.  CMG Mortgage Reinsurance Company
    50% ownership by CUNA Mutual Investment Corporation
    State of domicile: Wisconsin

8.  Credit Union Service Corporation
    2.26% ownership by CUNA Mutual Investment Corporation
    State of domicile: Georgia

9.  CUNA Strategic Services, Inc.
    0.13% ownership by CUNA Mutual Insurance Society
    State of domicile: Wisconsin

10. Producers Ag Insurance Group, Inc.
    22% ownership by CUNA Mutual Investment Corporation
    State of domicile: Delaware

11. Credit Union Acceptance Company, LLC
    9.56% ownership by CUNA Mutual Insurance Society
    State of domicile: Texas

12. CM CUSO Limited Partnership
    General partner: CUMIS Insurance Society, Inc.
    State of domicile: Washington

13. CMG Servicious de Mexico, S. de R. L. de C.V.
    Country of domicile: Mexico

14. CU Village.com, Inc.
    1.08% ownership by CUNA Mutual Investment Corporation
    State of domicile: Michigan

15. CU Direct Corporation
    State of domicile: Nevada

16. Iowa Business Growth Company
    State of domicile: Iowa

17. HRN Management Group, Incorporated
    State of domicile: Michigan

ITEM 27. NUMBER OF CONTRACTOWNERS

      As of February 28, 2009 there were 2,428 non-qualified contracts outstanding and 4,850 qualified contracts outstanding.

ITEM 28. INDEMNIFICATION.

      Section 10 of the Amended and Restated Bylaws of CUNA Mutual Insurance Society and Article XI of CUNA Mutual Insurance Society Amended and Restated Articles of Incorporation together provide for indemnification of officers or directors of CUNA Mutual Insurance Society against claims and liabilities the officers or directors become subject to by reason of having served as officer or director of CUNA Mutual Insurance Society or any subsidiary or affiliate company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such person in the line of duty as director or officer, except liability arising out of the officers' or directors' willful misconduct.

      Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

      (a) CUNA Brokerage Services, Inc. is the principal underwriter for the Registrant as well as for the CUNA Mutual Variable Life Insurance Account, MEMBERS Mutual Funds and Ultra Series Fund.

      (b) Officers and Directors of CUNA Brokerage Services, Inc.

NAME AND PRINCIPAL                POSITIONS AND OFFICE WITH UNDERWRITER
 BUSINESS ADDRESS
Kevin R. Cummer**                 Secretary & Treasurer

Steve H. Dowden*                  President and Director

Timothy Halevan**                 Vice President, Chief Compliance Officer

Pamela M. Krill*                  Vice President, Managing Associate General Counsel

Tracy K. Lien*                    Assistant Secretary

James H. Metz*                    Director and Chairman

Mark T. Warshauer*                Director

 * The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.
** The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

      (c) CUNA Brokerage Services, Inc. is the only principal underwriter. The Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. and the Related Servicing Agreement between the CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. specify the services provided by each party. Those contracts will have been filed as exhibits under Item 24(b)(3) on or before the date of effectiveness of the registration statement covering the contracts described herein. The CUNA Mutual Insurance Society intends to pay a dealer concession of approximately 7.25 percent, as will be more fully described in Schedule A of the Servicing Agreement.

---------------------------------------------------------------------------------------------------
          (1)                        (2)               (3)              (4)              (5)
    Name of Principal                Net          Compensation       Brokerage       Compensation
      Underwriter               Underwriting      on Redemption     Commissions
                                Discounts and
                                 Commissions
---------------------------------------------------------------------------------------------------
CUNA             Brokerage      $12,417,763*            0           $11,051,809*      $1,365,954*
Services, Inc.
---------------------------------------------------------------------------------------------------

* Information as of December 31, 2008.

ITEM 30. LOCATION BOOKS AND RECORDS

      All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the CUNA Mutual Insurance Society at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Insurance Society, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 31. MANAGEMENT SERVICES

      All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

      (a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

      (b) The Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to CUNA Mutual Insurance Society for a statement of additional information.

      (c) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to CUNA Mutual Insurance Society at the address or phone number listed in the Prospectus.

      (d) CUNA Mutual Insurance Society represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

      (e) CUNA Mutual Insurance Society represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Insurance Society.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed in its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin as of 10 day of July, 2009.

                            CUNA MUTUAL VARIABLE ANNUITY ACCOUNT (REGISTRANT)

                        By: /s/Jeff Post
                            -------------------------------------------------
                            Jeff Post
                            President and Chief Executive Officer

                            CUNA MUTUAL INSURANCE SOCIETY (DEPOSITOR)

                        By: /s/Jeff Post
                            -------------------------------------------------
                            Jeff Post
                            President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and as of the dates indicated.

SIGNATURE AND TITLE                                           DATE

By: /s/Andrew Michie                                          July 10, 2009
    ----------------------------------------
    Andrew Michie
    VP - Corporate Controller

By: /s/Gerald Pavelich                                        July 10, 2009
    ----------------------------------------
    Gerald Pavelich
    Chief Financial Officer

By: /s/Jeff Post                                              July 10, 2009
    ----------------------------------------
    Jeff Post
    Director, President and Chief Executive Officer

By: *                                                         July 10, 2009
    ----------------------------------------
    Eldon R. Arnold
    Director

By: *                                                         July 10, 2009
    ----------------------------------------
    Loretta M. Burd
    Director

By: *                                                         July 10, 2009
    ----------------------------------------
    William B. Eckhardt
    Director

By: *                                                         July 10, 2009
    ----------------------------------------
    Joseph J. Gasper
    Director and Vice Chairman of the Board

By: *                                                         July 10, 2009
    ----------------------------------------
    Bert J. Hash, Jr.
    Director

By: *                                                         July 10, 2009
    ----------------------------------------
    Robert J. Marzec
    Director

By: *                                                         July 10, 2009
    ----------------------------------------
    Victoria W. Miller
    Director

By: *                                                         July 10, 2009
    ----------------------------------------
    C. Alan Peppers
    Director and Chairman of the Board

By: *                                                         July 10, 2009
    ----------------------------------------
    Randy M. Smith
    Director

By: *                                                         July 10, 2009
    ----------------------------------------
    Farouk D. G. Wang
    Director

By: *                                                         July 10, 2009
    ----------------------------------------
    Larry T. Wilson
    Director

By: *                                                         July 10, 2009
    ----------------------------------------
    James W. Zilinski
    Director

* Signed pursuant to Power of Attorney dated August 12, 2008, filed electronically with the Registration Statement on November 24, 2008.

By:     /s/Kerry A. Jung
        -------------------------------------------
        Kerry A. Jung
        Lead Attorney

                                  Exhibit Index

     8.(A)(i) Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated June 30, 2009.

        8.(K) Services Letter Agreement between CUNA Mutual Insurance Society and Mosaic Funds Distributor, LLC dated June 30, 2009.

     10.  (i)      Deloitte & Touche LLP Consent.

         (ii)      KPMG LLP Consent.

        (iii)      Ernst & Young LLP Consent.